Annual Total Returns- Harding Loevner International Equity Portfolio (Investor) [BarChart] - Investor - Harding Loevner International Equity Portfolio - Investor Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(10.09%)	19.73%	13.64%	(1.85%)	(1.96%)	5.02%	29.44%	(14.30%)	24.81%	20.00%